Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000148468 | Tencent Holdings8802593
Holdings [Line Items]
Percent of Total Investments	6.90%
C000148468 | PDD Holdings8802682
Holdings [Line Items]
Percent of Total Investments	6.30%
C000148468 | MercadoLibre8802719
Holdings [Line Items]
Percent of Total Investments	5.80%
C000148468 | Alibaba Group Holding8802563
Holdings [Line Items]
Percent of Total Investments	5.50%
C000148468 | Reliance Industries8802643
Holdings [Line Items]
Percent of Total Investments	5.10%
C000148468 | NU Holdings8802722
Holdings [Line Items]
Percent of Total Investments	5.10%
C000148468 | Sea8802693
Holdings [Line Items]
Percent of Total Investments	4.80%
C000148468 | Eternal8802617
Holdings [Line Items]
Percent of Total Investments	4.30%
C000148468 | Naspers8802705
Holdings [Line Items]
Percent of Total Investments	3.70%
C000148468 | NetEase8802590
Holdings [Line Items]
Percent of Total Investments	3.60%
C000148468 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000148468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000148468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000148468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148468 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000148468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000148468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000148468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000230780 | Sea8802814
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230780 | NU Holdings8802833
Holdings [Line Items]
Percent of Total Investments	7.70%
C000230780 | MercadoLibre8802831
Holdings [Line Items]
Percent of Total Investments	7.40%
C000230780 | Reliance Industries8802789
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230780 | Eternal8802769
Holdings [Line Items]
Percent of Total Investments	6.10%
C000230780 | Kaspi.KZ JSC8802811
Holdings [Line Items]
Percent of Total Investments	5.10%
C000230780 | Bajaj Finance8802761
Holdings [Line Items]
Percent of Total Investments	4.90%
C000230780 | Jio Financial Services8802780
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230780 | Grab Holdings8802824
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230780 | XP8802844
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000230780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000230780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	38.00%